Notes Receivable - Related Party	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Receivable - Related Party

5. NOTES RECEIVABLE – RELATED PARTY

On November 20, 2017, the Company made a $99,963 loan to WENN Digital Inc., a customer of the Company. This loan is unsecured, will mature one (1) year from the date of issuance and will bear interest at the rate of 7% interest per annum. As of December 31, 2017, interest of $789 has been accrued. The Company also received a 7.5% stake in the WENN Digital Inc. for making the loan.